Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Drydocking supervision fee	$ 211	$ 97
KNOT [Member]
Related Party Transaction
Drydocking supervision fee	187	89
KOAS [Member]
Related Party Transaction
Drydocking supervision fee	$ 24	$ 8